Note 10 - Exploration and Evaluation Assets (Tables)	12 Months Ended
Dec. 31, 2023
Statement Line Items [Line Items]
Disclosure of the components of exploration and evaluation assets [text block]
	December 31,	December 31,
	2023	2022
	$	$
Deer Trail
Option and other payments	275	210
Total acquisition costs	275	210
Geochemical	590	422
Camp and site costs	875	713
Drilling	3,959	6,255
Geological consulting	1,185	964
Geophysical	120	325
Land taxes and government fees	213	232
Legal, community and other consultation costs	343	303
Travel	190	167
Total for the year	7,750	9,591
Balance, beginning of year	19,565	9,974
Total Deer Trail Project cost	27,315	19,565
Larder project
Acquisition (Note 6)	-	15,187
Option and other payments	-	19
Total acquisition costs	-	15,206
Geochemical	1,117	112
Camp and site costs	772	127
Drilling	2,402	1,232
Geological consulting	1,764	450
Geophysical	1,074	314
Land taxes and government fees	43	19
Legal, community and other consultation costs	347	176
Travel	109	58
Total for the year	7,628	17,694
Balance, beginning of year	17,694	-
Total Larder Project cost	25,322	17,694
Black Hills
Geochemical	-	5
Camp and site costs	-	1
Geological consulting	-	127
Geophysical	-	3
Land taxes and government fees	-	7
Legal, community and other consultation costs	-	46
Travel	-	2
Total for the year	-	191
Balance, beginning of year		10,280
Less: Amounts written off	-	(10,471)
Total Black Hills Project cost	-	-
Total Exploration and Evaluation Assets	52,637	37,259